Subsidiary undertakings	12 Months Ended
Dec. 31, 2024
Subsidiary undertakings
Subsidiary undertakings

Note 20     Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of December 31, 2024:

(1)	GeoPark Ecuador S.A. holds 50% working interest in the consortiums that operate the Espejo and Perico Blocks.

During the year ended December 31, 2024, the following change to the Group structure has taken place:

●	On January 18, 2024, the Chilean subsidiaries GeoPark Chile S.p.A., GeoPark Fell S.p.A., GeoPark TdF S.p.A. and GeoPark Magallanes Limitada were divested.
●	On July 22, 2024, GeoPark Colombia, S.L.U. acquired 99.4% of shares of GeoPark Ecuador S.A., previously owned by GeoPark Perú S.A.C.
●	On September 2, 2024, the Ecuadorian subsidiary, AmerisurExplor Ecuador S.A. (which, as noted in the Group’s 2023 Annual Report on Form 20-F, was a dormant company) was dissolved and liquidated.
●	On October 24, 2024, and November 27, 2024, the new subsidiaries GPK Panama, S.A. and GPRK Holding Panama, S.A., respectively, were incorporated in Panama, as part of the process related to the proposed acquisition of certain Repsol exploration and production assets in Colombia (see Note 35.2).
●	On December 19, 2024, GeoPark Argentina S.A. capitalized a contribution received from GeoPark Colombia S.A.S and, therefore, its updated shareholding structure became as follows: (i) GeoPark Colombia S.A.S.: 81.7%; (ii) GeoPark Colombia S.L.U.: 17.4%; and (iii) GeoPark (UK) Limited: 0.9%.

Details of all the subsidiaries of the Group as of December 31, 2024, are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A. (Argentina)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Colombia, S.L.U. (Spain)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Ecuador S.A. (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b) (c)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b) (c)
	Amerisur S.A. (Paraguay)	100% (a) (b)
	Market Access LLP (United States)	9%
	GeoPark Colombia S.A.S. Sucursal Panama (Panama)	100% (a) (b)
	GPK Panama, S.A. (Panama)	100% (a) (b) (d)
	GPRK Holding Panama, S.A. (Panama)	100% (a) (b) (d)
(a)	Indirectly owned.
(b)	Dormant companies.
(c)	In process of liquidation.
(d)	On February 11 2025, Panamanian subsidiaries GPK Panama, S.A. and GPRK Holding Panama, S.A. finalized a merger process, with GPK Panama, S.A. being the surviving company.

Details of the joint operations of the Group as of December 31, 2024, are set out below:

	Name and registered office	Ownership interest
Joint operations	Llanos 34 Block (Colombia)	45% (a)
	Llanos 32 Block (Colombia)	12.5% (b)
	Puelen Block (Argentina)	18% (c)
	Los Parlamentos Block (Argentina)	50% (d)
	Manati Field (Brazil)	10% (b)
	POT-T-785 Block (Brazil)	70% (a)
	Espejo Block (Ecuador)	50% (a)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a)
	Tacacho Block (Colombia)	50% (a) (c)
	Terecay Block (Colombia)	50% (a) (c)
	PUT-36 Block (Colombia)	50% (a)
	CPO-4-1 Block (Colombia)	50%
(a)	GeoPark is the operator.
(b)	In process of divestment. See Note 37.2.
(c)	In process of relinquishment.
(d)	GeoPark agreed to transfer its 50% working interest to its joint operation partner.